Grupo Santander - Offshore entities (Details)	12 Months Ended
	Dec. 31, 2025 employee branch subsidiary jurisdiction	Dec. 31, 2024 employee branch	Dec. 31, 2023 employee
Disclosure of detailed information about business combination [line items]
Number of persons | employee	198,403	206,753	212,764
Number of jurisdictions within EU's blacklist | jurisdiction	11
Number of jurisdictions within EU's grey list	11
Bermuda
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK, liquidated during period | subsidiary	1
Guernsey
Disclosure of detailed information about business combination [line items]
Number of subsidiaries tax resident in the UK | subsidiary	1
Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories	3	3
Spanish legislation | Off-shore entities
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories	3
Spanish legislation | Off shore entities, branches
Disclosure of detailed information about business combination [line items]
Number of branches resident in off-shore territories	3
Number of persons | employee	147